                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment             [ ] Amendment Number: __________
   This Amendment (Check only one): [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian J. Maizey
Title: Chief Financial Officer, ESL Investments, Inc.,
       General Partner of RBS Partners, L.P.
Phone: (203) 861-4600

Signature, Place, and Date of Signing:


/s/ Adrian J. Maizey                        Greenwich, CT         May 15, 2009
-------------------------------------   ---------------------   ----------------
             (Signature)                    (City, State)            (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            19
Form 13F Information Table Value Total:    $8,702,347
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-11470               ESL Investments, Inc.

Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

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Page 1 of 1


                       FORM 13F Information Table - Public

           Column 1:            Column 2:  Column 3:    Column 4:      Column 5:       Column 6  Column 7:        Column 8:
---------------------------     --------- ----------- ----------- ------------------- ---------- --------- ----------------------
                                                                                                              Voting Authority
                                                      Fair Market  Shares or                               ----------------------
                                 Title of    CUSIP        Value    Principal SH/ Put/ Investment   Other       (a)      (b)   (c)
         Name of Issuer           Class      Number    (x $1,000)   Amount   PRN Call Discretion  Managers    Sole    Shared None
---------------------------     --------- ----------- ----------- ---------- --- ---- ---------- --------- ---------- ------ ----
Acxiom Corp.                    COM       005125-10-9      24,376  3,293,989 SH          SOLE               3,293,989
AutoNation, Inc.                COM       05329W-10-2      83,221  5,995,748 SH         DEFINED          1  5,995,748
AutoNation, Inc.                COM       05329W-10-2   1,023,318 73,726,086 SH          SOLE              73,726,086
AutoZone Inc.                   COM       053332-10-2     967,154  5,947,328 SH         DEFINED          1  5,947,328
AutoZone Inc.                   COM       053332-10-2   2,833,323 17,422,969 SH          SOLE              17,422,969
CIT Group, Inc.                 COM       125581-10-8      43,910 15,406,937 SH          SOLE              15,406,937
Capital One Financial Corp.     COM       14040H-10-5     137,069 11,198,473 SH          SOLE              11,198,473
Citigroup Inc.                  COM       172967-10-1      48,282 19,083,800 SH          SOLE              19,083,800
Centex Corporation              COM       152312-10-4       4,561    608,100 SH          SOLE                 608,100
Federal National Mortgage
   Association                  COM       313586-10-9      20,650 29,500,000 SH          SOLE              29,500,000
Genworth Financial, Inc.        COM CL A  37247D-10-6      21,896 11,524,359 SH          SOLE              11,524,359
Home Depot, Inc.                COM       437076-10-2     418,790 17,775,486 SH          SOLE              17,775,486
The Hartford Financial Services
   Group, Inc.                  COM       416515-10-4       5,888    750,000 SH          SOLE                 750,000
HSN, Inc.                       COM       404303-10-9         109     21,187 SH          SOLE                  21,187
KB Home                         COM       48666K-10-9       4,718    358,000 SH          SOLE                 358,000
PHH Corporation                 COM NEW   693320-20-2      19,794  1,408,800 SH          SOLE               1,408,800
Sears Holdings Corp.            COM       812350-10-6      16,226    354,985 SH         DEFINED          1    354,985
Sears Holdings Corp             COM       812350-10-6   3,001,747 65,669,381 SH          SOLE              65,669,381
SLM Corporation                 COM       78442P-10-6      27,315  5,518,100 SH          SOLE               5,518,100
                                                        ---------
COLUMN TOTALS                             Grand Total   8,702,347